ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2014	2015

Accounts receivable	$52,368	$44,924
Less: allowance for doubtful accounts	(4,391)	(6,713)

Accounts receivable, net	$47,977	$38,211

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Actual write-off	Exchange rate difference	Balance at end of the year

2014	$4,793	$679	$(1,081)	$-	$4,391
2015	$4,391	$2,584	$-	(262)	$6,713